Goodwill (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill [Abstract]
Schedule of Reconciliation of Changes in Goodwill

	December 31, 2023	December 31, 2022
	$	$
Gross goodwill, beginning of the year	2,524.4	2,362.3
Acquisitions	74.2	64.7
Impact of foreign exchange	(36.6)	97.4
Gross goodwill, end of the year	2,562.0	2,524.4
Accumulated impairment losses	(178.0)	(178.0)
Net goodwill, end of the year	2,384.0	2,346.4

Schedule of Goodwill Allocated	Goodwill was allocated to its CGUs or group of CGUs as follows:

	December 31, 2023	December 31, 2022
	$	$
Canada	359.5	359.5
United States	1,452.4	1,408.0
Global	572.1	578.9
Allocated	2,384.0	2,346.4